UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-21073

Bragg Capital Trust
(Exact name of registrant as specified in charter)
1031 South Caldwell Street, Suite 200
Charlotte, NC  28203

 (Address of principal executive offices) (Zip code)

1031 South Caldwell Street, Suite 200
Charlotte, NC  28203

 (Name and address of agent for service)

Registrant's telephone number, including area code: (704) 714-7711

Date of fiscal year end: May 31

Date of reporting period: November 30, 2011

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT Queens Road Value Fund Queens Road Small Cap Value Fund Each a series of the Bragg Capital Trust November 30, 2011 (Unaudited)

QUEENS ROAD FUNDS

Table of Contents

Shareholder Letter	2

Performance Illustration	3
Graphical Illustration	4

Schedules of Investments
Queens Road Value Fund	5
Queens Road Small Cap Value Fund	7

Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12

Notes to Financial Statements	14

Expense Illustration	19

Additional Information	20

QUEENS ROAD FUNDS SHAREHOLDER LETTER November 30, 2011 (Unaudited)

Dear Fellow Shareholders:

For the first six months of our fiscal year beginning June 1st, 2011, the Queens Road Value Fund returned -3.38% (vs. -9.09% for the S&P 500/Citi Value Index). During this same period, the Queens Road Small Cap Value Fund returned -6.14% (vs. -12.54% for the Russell 2000 Value Index).

Our portfolios performed as expected during this volatile period. During August and September as markets fell dramatically, our funds fell at a much slower rate. Conversely, as markets rallied in October, we trailed significantly. Although past performance does not predict future performance, we believe that our focus on bottom up, fundamental valuations results in a portfolio of securities that will protect capital during periods of extreme pessimism but will trail our benchmarks and peers when markets roar ahead, ignoring risk. Over a full market cycle we hope to outperform our peers and benchmarks, but with less risk as measured by volatility. While there is no assurance we will achieve this objective, historically, this is how the funds have performed.

As we have discussed in the past, one of the most critical aspects of our valuation models is our normalization of operating margins. Today operating margins are near all-time highs. As a result, at first glance stocks look inexpensive. However, when we normalize the margin over what we expect to be a full economic cycle, we find valuations seem excessive in many cases. As such, our portfolios continue to hold high levels of cash. The large amount of cash we are holding is not a market-timing call on the direction we think the market will go in the near term. It is the result of our fundamental analysis of individual companies and our desire to invest only when valuations are attractive. We do not like holding high levels of cash, but we dislike making bad investments even more.

As always, we appreciate your investment in the Queens Road Funds.

Steve Scruggs, CFA
Chairman, Portfolio Manager

Benton Bragg, CFA
President

QUEENS ROAD FUNDS PERFORMANCE ILLUSTRATION November 30, 2011 (Unaudited)

Queens Road Value Fund

	Average Annual Total Return For the Periods Ended November 30, 2011
	Queens Road Value Fund	S&P 500/Citi Value Index
Six Month	(3.38)%	(9.09)%
1 Year	8.68%	5.77%
3 Year	12.31%	11.23%
5 Year	(0.88)%	(2.85)%
Since Inception*	5.50%	3.86%

Gross Annual Operating Expense 0.98% **

Queens Road Small Cap Value Fund

	Average Annual Total Return For the Periods Ended November 30, 2011
	Queens Road Small Cap Value Fund	Russell 2000 Value Index
Six Month	(6.14)%	(12.54)%
1 Year	2.65%	0.77%
3 Year	17.81%	14.03%
5 Year	4.13%	(2.01)%
Since Inception*	9.62%	6.14%

Gross Annual Operating Expenses 1.28% **

*
The Queens Road Value Fund and Queens Road Small Cap Value Fund commenced operations on June 13, 2002. Past performance is not predictive of future performance. The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.

**	As disclosed in the most recent Prospectus, effective September 28, 2011.

QUEENS ROAD FUNDS GRAPHICAL ILLUSTRATION November 30, 2011 (Unaudited)

The following charts provide a visual breakdown of the Funds by the industry sectors the underlying securities they represent as a percentage of the portfolio of investments.

Queens Road Value Fund

Queens Road Small Cap Value Fund

QUEENS ROAD VALUE FUND SCHEDULE OF INVESTMENTS As of November 30, 2011 (Unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS – 86.0%
	AEROSPACE & DEFENSE – 2.1%
4,000	General Dynamics Corp.	$264,240
3,600	United Technologies Corp.	275,760
		540,000
	APPAREL, ACCESSORIES & LUXURY GOODS – 1.9%
3,500	VF Corp.	485,415

	ASSET MANAGEMENT & CUSTODY BANKS – 2.9%
14,500	Bank of New York Mellon Corp./The	282,170
6,000	State Street Corp.	237,900
3,900	T. Rowe Price Group, Inc.	221,364
		741,434
	BROADCASTING – 2.1%
20,490	CBS Corp., Class B	533,560

	BUILDING PRODUCTS – 0.4%
6,380	Fortune Brands Home & Security, Inc.*	106,418

	COMMUNICATIONS EQUIPMENT – 2.2%
30,000	Cisco Systems, Inc.	559,200

	COMPUTER HARDWARE – 2.6%
30,000	Dell, Inc.*	472,800
7,000	Hewlett-Packard Co.	195,650
		668,450
	CONSUMER FINANCE – 1.5%
8,000	American Express Co.	384,320

	DISTILLERS & VINTNERS – 1.3%
6,380	Beam, Inc.	335,078

	ELECTRIC UTILITIES – 9.8%
13,000	American Electric Power Co., Inc.	515,840
20,900	Duke Energy Corp.	435,765
13,000	Exelon Corp.	576,030
10,700	Progress Energy, Inc.	581,866
8,400	Southern Co./The	368,844
		2,478,345
	ELECTRONIC COMPONENTS – 1.0%
20,000	Corning, Inc.	265,400

	ENVIRONMENTAL & FACILITIES SERVICES – 1.2%
10,000	Waste Management, Inc.	313,000

	HEALTH CARE EQUIPMENT – 0.6%
3,162	Covidien PLC	$144,029

	HOUSEHOLD PRODUCTS – 5.8%
8,400	Clorox Co./The	545,664
5,000	Kimberly-Clark Corp.	357,350
8,800	Procter & Gamble Co./The	568,216
		1,471,230
	INDUSTRIAL CONGLOMERATES – 2.8%
5,100	3M Co.	413,304
2,300	Danaher Corp.	111,274
4,000	Tyco International Ltd.	191,840
		716,418
	INDUSTRIAL MACHINERY – 1.3%
10,200	Ingersoll-Rand PLC	337,824

	INTEGRATED OIL & GAS – 1.5%
4,700	Exxon Mobil Corp.	378,068

	INTEGRATED TELECOMMUNICATION SERVICES – 4.4%
21,100	AT&T, Inc.	611,478
10,000	Verizon Communications, Inc.	377,300
10,000	Windstream Corp.	117,600
		1,106,378
	INTERNET SOFTWARE & SERVICES – 1.5%
25,000	Yahoo!, Inc.*	392,750

	INVESTMENT BANKING & BROKERAGE – 2.7%
60,000	Jefferies Group, Inc.	686,400

	IT CONSULTING & OTHER SERVICES – 2.6%
3,500	International Business Machines Corp.	658,000

	MANAGED HEALTH CARE – 1.2%
4,300	WellPoint, Inc.	303,365

	MOVIES & ENTERTAINMENT – 3.8%
44,500	News Corp., Class A	776,080
5,166	Time Warner, Inc.	179,880
		955,960
MULTI-SECTOR HOLDINGS – 2.7%
28,800	Leucadia National Corp.	674,496

See accompanying Notes to Financial Statements.

QUEENS ROAD VALUE FUND SCHEDULE OF INVESTMENTS (Continued) As of November 30, 2011 (Unaudited)

NUMBER OF SHARES	VALUE
	OTHER DIVERSIFIED FINANCIAL SERVICES – 1.1%
9,000	JPMorgan Chase & Co.	$278,730

	PACKAGED FOODS & MEATS – 3.5%
9,000	Kraft Foods, Inc., Class A	325,350
16,400	Unilever PLC ADR	551,532
		876,882
	PHARMACEUTICALS – 9.2%
5,000	Bristol-Myers Squibb Co.	163,600
9,000	GlaxoSmithKline PLC ADR	400,320
10,050	Johnson & Johnson	650,436
13,820	Merck & Co., Inc.	494,065
31,000	Pfizer, Inc.	622,170
		2,330,591
	PROPERTY & CASUALTY INSURANCE – 3.9%
3	Berkshire Hathaway, Inc., Class A*	355,500
21,400	Progressive Corp./The	403,604
4,300	Travelers Cos., Inc./The	241,875
		1,000,979
	PUBLISHING – 1.3%
11,900	Thomson Reuters Corp.	322,133

	RESTAURANTS – 1.6%
4,225	McDonald's Corp.	403,572

	SEMICONDUCTORS – 1.6%
16,000	Intel Corp.	398,560

	SYSTEMS SOFTWARE – 3.9%
11,500	Microsoft Corp.	294,170
10,000	Oracle Corp.	313,500
24,000	Symantec Corp.*	392,400
		1,000,070

	TOTAL COMMON STOCKS (Cost $19,005,311)	21,847,055

	EXCHANGE-TRADED FUNDS – 2.0%
	GOLD – 2.0%
30,000	iShares Gold Trust*	511,800

	TOTAL EXCHANGE-TRADED FUNDS (Cost $295,769)	511,800

	SHORT-TERM INVESTMENTS – 11.7%
2,972,388	Invesco Short Term Investment Prime Portfolio, 0.01%**	$2,972,388

	SHORT-TERM INVESTMENTS (Cost $2,972,388)	2,972,388

	TOTAL INVESTMENTS – 99.7% (Cost $22,273,468)	25,331,243

	Other Assets in Excess of Liabilities – 0.3%	64,824

	TOTAL NET ASSETS –100.0%	$25,396,067

ADR – American Depositary Receipt

PLC – Public Limited Company

*	Non-income Producing.

**	Variable rate security; the coupon rate shown represents the yield at November 30, 2011.

See accompanying Notes to Financial Statements.

QUEENS ROAD SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS As of November 30, 2011 (Unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS – 69.2%
	AEROSPACE & DEFENSE – 2.1%
24,500	Cubic Corp.	$1,039,535
21,200	Ducommun, Inc.	253,764
		1,293,299
	AGRICULTURAL PRODUCTS – 1.4%
60,000	Darling International, Inc.*	862,200

	APPAREL RETAIL – 2.0%
48,000	Cato Corp./The, Class A	1,228,320

	APPAREL, ACCESSORIES & LUXURY GOODS – 2.3%
58,435	Delta Apparel, Inc.*	1,051,830
20,000	G-III Apparel Group Ltd.*	368,600
		1,420,430
	COAL & CONSUMABLE FUELS – 1.3%
560,592	USEC, Inc.*	790,435

	COMMUNICATIONS EQUIPMENT – 2.2%
12,850	Bel Fuse, Inc., Class B	234,898
18,400	Plantronics, Inc.	634,064
118,000	Tellabs, Inc.	468,460
		1,337,422
	COMPUTER & ELECTRONICS RETAIL – 1.4%
73,500	RadioShack Corp.	843,780

	COMPUTER STORAGE & PERIPHERALS – 0.9%
89,223	Imation Corp.*	524,631

	CONSTRUCTION & ENGINEERING – 1.2%
20,000	URS Corp.*	722,800

	CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS – 1.8%
52,626	Oshkosh Corp.*	1,079,886

	DATA PROCESSING & OUTSOURCED SERVICES – 1.8%
23,000	DST Systems, Inc.	1,093,190

	DIVERSIFIED METALS & MINING – 0.4%
29,100	Horsehead Holding Corp.*	270,339

	DIVERSIFIED SUPPORT SERVICES – 1.9%
20,000	Unifirst Corp.	$1,156,600

	ELECTRIC UTILITIES – 0.9%
12,350	MGE Energy, Inc.	552,539

	ELECTRONIC MANUFACTURING SERVICES – 3.1%
25,400	Park Electrochemical Corp.	696,976
38,900	Radisys Corp.*	168,826
95,100	TTM Technologies, Inc.*	1,047,051
		1,912,853
	FOOD RETAIL – 0.5%
3,317	Arden Group, Inc., Class A	320,057

	FOOTWEAR – 1.2%
262,841	K-Swiss, Inc., Class A*	746,468

	GAS UTILITIES – 6.9%
28,520	New Jersey Resources Corp.	1,349,281
33,900	Piedmont Natural Gas Co., Inc.	1,117,683
20,000	South Jersey Industries, Inc.	1,123,600
20,000	UGI Corp.	599,200
		4,189,764
	HEALTH CARE DISTRIBUTORS – 2.1%
41,080	Owens & Minor, Inc.	1,265,264

	HEALTH CARE EQUIPMENT – 1.5%
30,000	STERIS Corp.	902,100

	HEALTH CARE SUPPLIES – 1.1%
2,703	Atrion Corp.	656,342

	INDUSTRIAL MACHINERY – 6.0%
14,978	Chart Industries, Inc.*	911,561
20,875	Graco, Inc.	897,416
43,202	Hurco Cos., Inc.*	1,025,184
15,300	Robbins & Myers, Inc.	813,960
		3,648,121
	IT CONSULTING & OTHER SERVICES – 1.0%
25,519	Unisys Corp.*	616,284

	MULTI-LINE INSURANCE – 1.7%
82,600	Horace Mann Educators Corp.	1,008,546

See accompanying Notes to Financial Statements.

QUEENS ROAD SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) As of November 30, 2011 (Unaudited)

NUMBER OF SHARES	VALUE
	OFFICE SERVICES & SUPPLIES – 1.1%
20,000	United Stationers, Inc.	$670,800

	OIL & GAS EXPLORATION & PRODUCTION – 0.2%
20,000	Vaalco Energy, Inc.*	126,000

	PACKAGED FOODS & MEATS – 2.4%
39,203	Imperial Sugar Co.	173,277
25,000	Sanderson Farms, Inc.	1,286,750
		1,460,027
	PERSONAL PRODUCTS – 2.1%
31,700	Inter Parfums, Inc.	543,338
77,600	Prestige Brands Holdings, Inc.*	766,688
		1,310,026
	PROPERTY & CASUALTY INSURANCE – 8.9%
40,000	American Safety Insurance Holdings Ltd.*	880,000
20,000	Harleysville Group, Inc.	1,179,400
60,700	Hilltop Holdings, Inc.*	514,129
12,500	ProAssurance Corp.	995,125
25,900	RLI Corp.	1,835,533
		5,404,187
	PUBLISHING – 2.6%
35,545	Scholastic Corp.	962,203
33,637	Valassis Communications, Inc.*	646,167
		1,608,370
	REINSURANCE – 0.4%
6,000	Endurance Specialty Holdings Ltd.	217,020

	SEMICONDUCTORS – 0.5%
30,000	Micrel, Inc.	312,000

	SPECIALTY STORES – 1.2%
50,000	Big 5 Sporting Goods Corp.	456,000
107,800	Books-A-Million, Inc.	245,784
		701,784
	SYSTEMS SOFTWARE – 0.8%
82,916	Pervasive Software, Inc.*	517,396

	TECHNOLOGY DISTRIBUTORS – 2.3%
28,000	Tech Data Corp.*	1,378,440

	TOTAL COMMON STOCKS (Cost $37,175,278)	42,147,720

	MUTUAL FUNDS – 1.7%
46,900	Central Fund of Canada Ltd., Class A***	$1,047,277

	TOTAL MUTUAL FUNDS (Cost $622,900)	1,047,277

	SHORT-TERM INVESTMENTS – 29.2%
17,773,927	Invesco Short Term Investment Prime Portfolio, 0.01%**	17,773,927

	SHORT-TERM INVESTMENTS (Cost $17,773,927)	17,773,927

	TOTAL INVESTMENTS – 100.1% (Cost $55,572,105)	60,968,924

	Liabilities in Excess of Other Assets – (0.1)%	(57,759)

	TOTAL NET ASSETS –100.0%	$60,911,165

*	Non-income Producing.

**	Variable rate security; the coupon rate shown represents the yield at November 30, 2011.

***	Passive foreign investment company.

See accompanying Notes to Financial Statements.

QUEENS ROAD FUNDS STATEMENTS OF ASSETS AND LIABILITIES As of November 30, 2011 (Unaudited)

	Value Fund	Small Cap Value Fund
Assets:
Investments, at Fair Value (cost $22,273,468 and $55,572,105)	$25,331,243	$60,968,924
Receivables:
Shareholder Subscriptions	28,294	76,906
Dividends and Interest	69,834	195,045
Total Assets	25,429,371	61,240,875

Liabilities:
Payables:
Investment Securities Purchased	—	210,758
Shareholder Redemptions	14,029	60,219
Accrued Management Fees (Note 3)	19,275	58,733
Total Liabilities	33,304	329,710

Net Assets	$25,396,067	$60,911,165

Components of Net Assets:
Capital (par value of $0.001 per share with an unlimited number of shares authorized)	$23,535,290	$51,362,783
Accumulated Undistributed Net Investment Income (Loss)	274,195	(189,410)
Accumulated Undistributed Net Realized Gain (Loss) on Investments	(1,471,193)	4,340,973
Net Unrealized Appreciation on Investments	3,057,775	5,396,819
Net Assets	$25,396,067	$60,911,165

Shares of Beneficial Interest Issued and Outstanding	1,851,417	3,140,381
Offering and Redemption Price Per Share	$13.72	$19.40

See accompanying Notes to Financial Statements.

QUEENS ROAD FUNDS STATEMENTS OF OPERATIONS For the six months ended November 30, 2011 (Unaudited)

	Value Fund	Small Cap Value Fund
Investment Income:
Dividends	$264,923	$423,121
Interest	977	3,246
Total investment income	265,900	426,367

Expenses:
Advisory Fees (Note 3)	116,282	342,837
Total Expenses	116,282	342,837
Net Investment Income	149,618	83,530

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	209,800	1,025,312
Net Change in Unrealized Depreciation on Investments	(1,238,344)	(4,448,356)
Net Realized and Unrealized Loss on Investments	(1,028,544)	(3,423,044)

Net Decrease in Net Assets from Operations	$(878,926)	$(3,339,514)

See accompanying Notes to Financial Statements.

QUEENS ROAD FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	Value Fund		Small Cap Value Fund
	For the six months ended November 30, 2011 (Unaudited)	For the year ended May 31, 2011	For the six months ended November 30, 2011 (Unaudited)	For the year ended May 31, 2011
Increase (Decrease) in Net Assets from:
Operations:
Net Investment Income (Loss)	$149,618	$260,994	$83,530	$(190,464)
Net Realized Gain on Investments	209,800	184,462	1,025,312	4,524,695
Net Change in Unrealized Appreciation on Investments	(1,238,344)	3,423,612	(4,448,356)	3,815,968
Net Increase/(Decrease) in Net Assets Resulting from Operations	(878,926)	3,869,068	(3,339,514)	8,150,199

Distributions to Shareholders From:
Net Investment Income	—	(207,168)	—	—
Net Realized Gains	—	—	—	(1,361,671)
Net Change in Net Assets from Distributions	—	(207,168)	—	(1,361,671)

Capital Transactions:
Proceeds from Sale of Shares	2,379,056	5,640,267	12,411,770	16,998,730
Shares Issued on Reinvestment of Dividends	—	147,855	—	987,070
Cost of Shares Redeemed	(1,934,965)	(1,401,855)	(4,923,435)	(5,381,561)
Net Increase in Net Assets from Capital Transactions	444,091	4,386,267	7,488,335	12,604,239

Total Increase (Decrease) in Net Assets	(434,835)	8,048,167	4,148,821	19,392,767

Net Assets:
Beginning of Period	25,830,902	17,782,735	56,762,344	37,369,577
End of Period	$25,396,067	$25,830,902	$60,911,165	$56,762,344

Accumulated Undistributed Net Investment Income (Loss)	$274,195	$124,577	$(189,410)	$272,940

Capital Share Transactions:
Shares Sold	178,246	438,999	655,581	873,116
Shares Issued on Reinvestment of Dividends	—	11,244	—	49,354
Shares Redeemed	(146,017)	(106,976)	(261,446)	(278,656)
Net Increase in Shares	32,229	343,267	394,135	643,814

See accompanying Notes to Financial Statements.

QUEENS ROAD VALUE FUND FINANCIAL HIGHLIGHTS

Per share operating performance
For a capital share outstanding throughout each Period

	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2009		Year Ended May 31, 2008	Year Ended May 31, 2007

Net Asset Value, Beginning of Period	$14.20		$12.05	$10.26	$15.13		$16.65	$14.17

Income from Investment Operations:
Net Investment Income*	0.08		0.16	0.13	0.20		0.27	0.33
Net Realized and Unrealized Gain (Loss) on Investments	(0.56)		2.11	1.79	(4.88)		(1.30)	2.46
Total from Investment Operations	(0.48)		2.27	1.92	(4.68)		(1.03)	2.79

Less Distributions:
Net Investment Income	—		(0.12)	(0.13)	(0.19)		(0.27)	(0.21)
Net Realized Gains	—		—	—	—	****	(0.22)	(0.10)
Total Distributions	—		(0.12)	(0.13)	(0.19)		(0.49)	(0.31)

Net Asset Value, End of Period	$13.72		$14.20	$12.05	$10.26		$15.13	$16.65

Total Return	(3.38	)%**	18.92%	18.64%	(30.90)%		(6.34)%	19.83%

Ratios and Supplemental Data:
Net Assets, End of Period (in thousands)	$25,396		$25,831	$17,783	$12,424		$11,524	$9,730
Ratio of Expenses to Average Net Assets	0.95	%***	0.95%	0.95%	0.95%		0.95%	0.95%
Ratio of Net Investment Income to Average Net Assets	1.23	%***	1.20%	1.08%	1.83%		1.75%	2.12%
Portfolio turnover rate	2	%**	15%	6%	38%		14%	9%

*	Computed using average shares method.

**	Not annualized.

***	Annualized.

****	Amount is less than $0.005 per share.

See accompanying Notes to Financial Statements.

QUEENS ROAD SMALL CAP VALUE FUND FINANCIAL HIGHLIGHTS

Per share operating performance
For a capital share outstanding throughout each Period

	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2007

Net Asset Value, Beginning of Period	$20.67		$17.77	$13.94	$17.16	$19.47	$17.27

Income from Investment Operations:
Net Investment Income (Loss) *	0.03		(0.08)	(0.06)	0.05	0.12	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(1.30)		3.57	3.89	(3.18)	(1.53)	2.90
Total from Investment Operations	(1.27)		3.49	3.83	(3.13)	(1.41)	3.00

Less Distributions:
Net Investment Income	—		—	—	(0.07)	(0.10)	(0.11)
Return of Capital	—		(0.59)	—	—	(0.80)	(0.69)
Net Realized Gains	—		—	—	(0.02)	—	—
Total Distributions	—		(0.59)	—	(0.09)	(0.90)	(0.80)

Net Asset Value, End of Period	$19.40		$20.67	$17.77	$13.94	$17.16	$19.47

Total Return	(6.14	)%**	19.78%	27.47%	(18.14)%	(7.15)%	17.90%

Ratios and Supplemental Data:
Net Assets, End of Period (in thousands)	$60,911		$56,762	$37,370	$20,678	$12,975	$9,835
Ratio of Expenses to Average Net Assets	1.24	%***	1.24%	1.24%	1.35%	1.35%	1.35%
Ratio of Net Investment Income to Average Net Assets	0.30	%***	(0.42)%	(0.38)%	0.41%	0.69%	0.56%
Portfolio turnover rate	9	%**	38%	31%	36%	25%	65%

*	Computed using average shares method.

**	Not annualized.

***	Annualized.

See accompanying Notes to Financial Statements.

QUEENS ROAD FUNDS NOTES TO THE FINANCIAL STATEMENTS November 30, 2011 (Unaudited)

Note 1.	Organization

The Queens Road Value Fund and the Queens Road Small Cap Value Fund (individually referred to as the “Value Fund” and “Small Cap Value Fund”, respectively, or collectively as the “Funds”), are managed portfolios of the Bragg Capital Trust (the “Trust”), which are registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Funds’ investment objective is to seek growth of capital. The Funds invest primarily in common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation. The Small Cap Value Fund invests (under normal market conditions), at least 80% of its total assets in small capitalization (less than $2 billion market cap at the time of purchase) common stocks. The Funds’ registration statement was declared effective on June 13, 2002, and operations began on that date.

Note 2.	Significant Accounting Policies

The following is a summary of accounting policies followed by the Funds in the preparation of their financial statements.

Federal Income Taxes: Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended November 30, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Funds. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Security Valuation: Securities, including common stocks and exchange traded funds, which are traded on a national securities exchange are valued at the last quoted sales price, and generally classified as a Level 1 investment. Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and generally classified as a Level 1 investment. If there are no sales reported, the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, and generally classified as a Level 2 investment. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and generally classified as a Level 3 investment.

QUEENS ROAD FUNDS NOTES TO THE FINANCIAL STATEMENTS (Continued) November 30, 2011 (Unaudited)

In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common Stocks, Exchange-Traded Funds and Mutual Funds are generally categorized as Level 1.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Fixed income securities, repurchase agreements, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Funds did not hold any Level 2 or Level 3 securities during the period ended November 30, 2011. There were no significant transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

Value Fund
	Level 1 - Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$21,847,055	$—	$—	$21,847,055
Exchange-Traded Funds	511,800	—	—	511,800
Short-Term Investments	2,972,388	—	—	2,972,388
Total	$25,331,243	$—	$—	$25,331,243

Small Cap Value Fund
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$42,147,720	$—	$—	$42,147,720
Mutual Funds	1,047,277	—	—	1,047,277
Short-Term Investments	17,773,927	—	—	17,773,927
Total	$60,968,924	$—	$—	$60,968,924

*	All sub-categories within common stocks represent Level 1 evaluation status. See Portfolios of Investments for industry categories.

QUEENS ROAD FUNDS NOTES TO THE FINANCIAL STATEMENTS (Continued) November 30, 2011 (Unaudited)

Note 3.	Investment Advisory Fee and Other Transactions with Affiliates

The Funds retain Bragg Financial Advisors, Inc. (the “Advisor”) as their investment advisor. Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Funds. For its services as Advisor, the Value Fund and Small Cap Value Fund pay a fee, computed daily and payable monthly at the annual rate of 0.95% and 1.24%, respectively, of the Funds’ average daily net asset value. For the period ended November 30, 2011, the Advisor earned $116,282 and $342,837 from the Value Fund and Small Cap Value Fund, respectively. From these fees and its own resources the Advisor agreed to pay other operating expenses of the Funds including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Funds. However, the agreement does not require the Advisor to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Funds. The amount due to the Advisor at November 30, 2011, from the Value Fund and Small Cap Value Fund was $19,275 and $58,733, respectively.

Certain employees and officers of the Advisor are also “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non- interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the Advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the Funds’ shares. Certain officers of the Trust are also officers of QRS. QRS did not receive or waive any brokerage fees on executions of purchases and sales of the Funds’ portfolio investments during the period ended November 30, 2011.

Note 4.	Capital Stock

The Articles of Incorporation permit the Trustees to issue an indefinite number of full and fractional shares of common stock, each with a par value of $0.001. At November 30, 2011, there were 1,851,417 and 3,140,381 of shares outstanding in the Value Fund and Small Cap Value Fund, respectively.

Note 5.	Investment Transactions

For the period ended November 30, 2011, the cost of purchases and the proceeds from sales of portfolio securities, other than short-term investments, amounted to $2,949,113 and $485,597, respectively, for the Value Fund, and $5,384,888 and $3,657,482, respectively, for the Small Cap Value Fund.

Note 6.	Federal Income Taxes

At November 30, 2011, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

	Value Fund	Small Cap Value Fund
Cost of Investments	$22,273,468	$55,652,716
Gross Unrealized Appreciation	$4,020,460	$9,799,880
Gross Unrealized Depreciation	(962,685)	(4,483,672)
Net Unrealized Appreciation on Investments	$3,057,775	$5,316,208

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

QUEENS ROAD FUNDS NOTES TO THE FINANCIAL STATEMENTS (Continued) November 30, 2011 (Unaudited)

As of May 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Value Fund	Small Cap Value Fund
Undistributed Ordinary Income	$124,577	$965,791
Undistributed Long-Term Capital Gains	—	2,574,883
Tax Accumulated Earnings	124,577	3,540,674
Accumulated Capital and Other Losses	(1,674,350)	—
Net Unrealized Appreciation	4,289,476	9,347,222
Total Accumulated Earnings	$2,739,703	$12,887,896

At May 31, 2011, the Funds had accumulated capital loss carryforwards as follows:

	Value Fund	Small Cap Value Fund
For losses expiring May 31,
2017	$466,279	$—
2018	1,208,071	—
	$1,674,350	$—

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of distributions paid during the fiscal years ended May 31, 2011, and May 31, 2010, were as follows:

Fund	Value Fund		Small Cap Value Fund
Distributions paid from:	May 31, 2011	May 31, 2010	May 31, 2011	May 31, 2010
Ordinary Income	$207,168	$174,854	$233,195	$—
Net Long-Term Capital Gains	—	—	1,128,476	—
Total Taxable Distributions	$207,168	$174,854	$1,361,671	$—
Total Distributions Paid	$207,168	$174,854	$1,361,671	$—

Note 7.	Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940. As of November 30, 2011, Pershing, LLC., for the benefit of its customers, owned 98.26% and 53.83% of the Value Fund and Small Cap Value Fund, respectively, and Charles Schwab & Co., Inc., for the benefit of its customers, owned 29.77% of the Small Cap Value Fund.

QUEENS ROAD FUNDS NOTES TO THE FINANCIAL STATEMENTS (Continued) November 30, 2011 (Unaudited)

Note 8.	Recently Issued Accounting Pronouncements and Tax Law Changes

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. Although the Modernization Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management continues to evaluate the application of this pronouncement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds’ financial statements.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and the International Financial Reporting Standards (“IFRSs”)”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

QUEENS ROAD FUNDS EXPENSE ILLUSTRATION November 30, 2011 (Unaudited)

ABOUT YOUR FUND’S EXPENSES

Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2011 through November 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During the Period* June 1, 2011 to November 30, 2011
Value Fund
Actual	$1,000.00	$966.20	$4.68
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,020.24	$4.81
Small Cap Fund
Actual	$1,000.00	$938.60	$6.02
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,018.79	$6.27

*
Expenses are equal to the Funds’ annualized expense ratio of 0.95 and 1.24%, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

QUEENS ROAD FUNDS ADDITIONAL INFORMATION November 30, 2011 (Unaudited)

Proxy Voting – A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (800) 595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Portfolio Holdings – The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Funds’ first Form N-Q was filed with the SEC on October 8, 2004. The Funds’ Form N-Qs are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-800-595-3088.

Advisory Renewal Agreement – At a Board meeting held on August 18, 2011, the Trustees unanimously approved the continuance of the Investment Advisory Agreement between Bragg Financial Advisors, Inc and the Bragg Capital Trust. In reaching this decision the Trustees reviewed and discussed information provided by the Advisor describing the investment performance of each series of the Fund with its respective peer group. The Trustees considered the following factors to be of fundamental importance in their consideration of whether to approve the continuance of the Funds’ Contract: (i) the Advisor’s value investing experience and track record; (ii) the history of portfolio manager managing the series of the Funds; (iii) the integrity and high ethical standards of the Advisor; (iv) the consistency of the Advisor’s approach to managing the Funds, (v) each series’ above average performance since inception, and (vi) each series’ below average expense ratio relative to its peer group.

The Trustees considered the nature, extent and quality of services the Advisor has previously provided to the Funds based on a review of information provided by the Advisor. In addition, the Trustees took into account information furnished throughout the year at regular Board meetings, including reports on investment performance, shareholder services, distribution services, regulatory compliance, and other services provided to the Funds. The Trustees concluded that they had a reasonable belief that the nature, extent and quality of services provided to the Funds was appropriate.

The Trustees also reviewed and discussed information provided by the Advisor comparing the expense ratio of each series of the Funds with the expense ratios of funds in each series’ respective peer group. The source of the information provided by the Advisor was Morningstar Associates, LLC an independent third party specializing in mutual fund data and analytics. The cost to the Advisor for providing the services under the terms of the contract was discussed. The estimated aggregate cost of the services provided was compared to the amount paid to the Advisor under the terms of the contract. Upon review and discussion of this information, the Trustees concluded that the cost of services provided and any expected profits to the Advisor were reasonable.

The Trustees reviewed and considered the cost structure to the Advisor for providing services under the terms of the contract. The Trustees determined that as the Funds’ assets increase to certain levels economies of scale would be realized. The Trustees also considered the contract’s stipulation that management fee percentage payout would be reduced as certain asset levels of the Funds’ were achieved. The Trustees concluded that reasonable economies of scale would be realized under the terms of the contract.

The Advisor had no other Advisory contracts with other investment companies or other types of clients that were comparable in services provided under the terms of the contract and therefore the Trustees could not rely on any comparisons between the Funds’ contract and other investment management contracts entered into by the Advisor. Based on the foregoing, the Trustees voted unanimously to renew the contract.

QUEENS ROAD FUNDS

Notes

QUEENS ROAD FUNDS

Board of Trustees
Benton Bragg
Steve Scruggs
Phil Blount
Tim Ignasher
Chris Brady
Harold Smith

Investment Adviser
Bragg Financial Advisors, Inc.
1031 Caldwell Street, Suite 200
Charlotte, NC 28203

Dividend Paying Agent,
Shareholders’ Servicing Agent,
Transfer Agent
UMB Fund Services
803 West Michigan Street
Milwaukee, WI 53233

Custodian
US Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Independent Auditors
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Shares of the Queens Road Value and Queens Road Small Cap Value Fund are distributed by Queens Road Securities, L.L.C, an affiliate of the Investment Adviser. This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Funds’ prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds. The Funds are not bank deposits, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as “believes”, “expects”, “anticipates” and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Funds’ filings with the Securities and Exchange Commission. The Funds undertake no obligation to update any forward looking statement.

Item 2.	Code of Ethics.

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act.  Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
Filed herewith.

(a) (3)	Not applicable to semi-annual reports.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
January 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
(Principal Executive Officer)
January 26, 2012

/s/ Benton S. Bragg
By: Benton S. Bragg
Treasurer
(Principal Financial Officer)
January 26, 2012